Disclosure of Financial Assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Restricted cash and cash equivalents	$ 16	$ 15
Cash and cash equivalents	861	2,471	$ 2,676	$ 1,239
Financial assets at amortized cost, category [member]
Disclosure of financial assets [line items]
Trade and other receivables, net	131	456
Restricted cash and cash equivalents	16	15
Cash and cash equivalents	861	2,471
Deposits	$ 2	3
Interest rate swap contract [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Interest rate swaps		35
Interest rate swaps		$ 35